Leases (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Schedule of Changes in Lease Liability

Lease liability	December 31, 2023	December 31, 2022	December 31, 2021
Beginning balance	$8,609	$15,324	$39,809
Additions, cost	236,201	-	-
Interest expense	53,831	1,378	3,480
Lease payments	(85,271)	(5,499)	(11,114)
Currency translation adjustment	(2,458)	(2,594)	(16,851)
Termination of lease	(69,217)	-	-
Ending balance	$141,695	$8,609	$15,324

Schedule of Lease Liability

As at December 31, 2023, the Company’s lease liability is as follows:

Lease liability	December 31, 2023	December 31, 2022	December 31, 2021
Current portion of lease liability	$19,637	$4,057	$6,732
Long-term portion of lease liability	122,058	4,552	8,592
	$141,695	$8,609	$15,324

Schedule of Future Minimum Lease Payments

Future minimum lease payments to be paid by the Company as a lessee as of December 31, 2023 are as follows:

Operating lease commitments and lease liability
2024	$58,919
2025	57,488
2026	59,163
2027	60,921
Total future minimum lease payments	236,491
Discount	(94,796)
Total	$141,695